Operating segment and geographic data - Schedule of Geographical information for long-lived assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets at December 31	$ 5,144	$ 4,966
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets at December 31	2,822	2,565
The Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets at December 31	1,382	1,469
Asia, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets at December 31	$ 940	$ 932